Accrued Liabilities and Other Liabilities - Schedule of Accrued Liabilities and Other Liabilities (Details)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accrued liabilities and other current liabilities
Accrued advertising and marketing expense	¥ 364,356,163		¥ 288,782,409
Cultural development fee and other tax surcharges	103,554,000		76,151,018
Deferred non-refundable incentive payment from depositary bank	2,597,700		2,597,700
Follow on offering issuance cost	2,062,410
Accrued employee welfare expense	1,493,000		4,709,056
Convertible loan issuance cost	1,307,205
Accrued professional fees	1,279,746		6,074,086
Accrued Series A convertible redeemable preferred shares issuance cost of a subsidiary			126,146
Others	1,733,044		690,144
Total	478,383,268	$ 69,684,380	379,130,559
Non-current
Deferred non-refundable incentive payment from depositary bank	8,419,246		9,686,219
Total	¥ 486,802,514		¥ 388,816,778